OPERATING LEASE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
OPERATING LEASE ASSETS, NET	OPERATING LEASE ASSETS, NET
The Company has operating leases, including leased vehicles, which are included in the Company's Consolidated Balance Sheets as Operating lease assets, net.

Operating lease assets, net consisted of the following as of the periods indicated:

(in thousands)	December 31, 2025	December 31, 2024

Basis in leased vehicles (1)	$11,155,043	$14,738,608
Less: accumulated depreciation	(2,797,980)	(3,070,657)
Leased vehicles, net	$8,357,063	$11,667,951
(1) Represents the basis in leased vehicles where the Company is the lessor. Unaccreted manufacturers subvention payments and unamortized origination and other costs are treated as a reduction to this basis.

The following summarizes the future minimum rental payments due to the Company as lessor under operating leases as of December 31, 2025:

(in thousands)
2026	$1,319,703
2027	475,542
2028	67,391
2029	3,249
Total	$1,865,885